Other Non-Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Non-Current Assets [Abstract]
Other non-current assets

9.      Other non-current assets

The Group’s other non-current assets comprised of the following:

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Rental deposit	$246,240	$263,250

On November 13, 2023, PAPA Health entered into a three-year warehouse lease agreement with a third-party, The Mugica Descendants Trust, pursuant to which PAPA Health was entitled to lease a warehouse space with a rental deposit of US$246,240 for business operation purpose. This operating lease has been resulted in ROU assets and lease liabilities which was disclosed in Note 8 Lease.

On March 6, 2024, PAPA Health entered into a five-year warehouse lease agreement with a third party, Monte Street Properties LLC. This agreement was terminated on May 31, 2025, due to the Group’s business adjustments, and the US$17,010 security deposit under the lease was applied toward offsetting a portion of the rent.

9.      Other non-current assets

The Group’s other non-current assets comprised of the following:

	As of December 31,
	2024	2023
Rental deposit(i)	$263,250	$246,240
	$263,250	$246,240

____________

(i)      On November 13, 2023, PAPA Health entered into a three-year warehouse lease agreement with The Mugica Descendants Trust, a third-party of the Group, pursuant to which PAPA Health was entitled to lease a warehouse space with a rental deposit of US$246,240 for business operation purpose. On March 6, 2024, PAPA Health entered into a five-year warehouse lease agreement with Monte Street Properties LLC, a third-party of the Group, pursuant to which PAPA Health was entitled to lease a warehouse space with a rental deposit of US$17,010 for business operation purpose. This operating lease has been resulted in ROU assets and lease liabilities which was disclosed in Note 8 Lease.